Federated Hermes Treasury Obligations Fund Expense Example - Service Shares [Member] - Federated Hermes Treasury Obligations Fund - SS	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628